================================================================================

                               THE NORTH CAROLINA
                               TAX FREE BOND FUND
                                     [LOGO]

                              A No-Load Mutual Fund

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
                                February 28, 1999
                                   (Unaudited)
--------------------------------------------------------------------------------


                              [LOGO] BOYS, ARNOLD
                                & COMPANY, INC,
                               INVESTMENT ADVISOR
                             Post Office Drawer 5255
                            1272 Hendersonville Road
                      Asheville, North Carolina 28813-5255
                                 1.800.286.8038


                               FUND ADMINISTRATOR
                         Countrywide Fund Services, Inc.
                                312 Walnut Street
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354
                                 1.800.841.0987

================================================================================

April 12, 1999

Dear Shareholder:

We are pleased to enclose your copy of the Semi-Annual Report for The North Carolina Tax Free Bond Fund for the period ended February 28, 1999.

Over the last six months your Fund performed well despite an up-tick in interest rates at the end of the period. In fact, municipal bonds experienced positive returns in each month until February. At that time, concern regarding above average economic growth caused interest rates to rise in anticipation of action by the Federal Reserve. Adding to the stability of municipal bond prices for the period was the continued meager supply of new North Carolina bond issues that, although improved, remained historically low.

For the six months ended February 28, 1999, the Fund had a total return of +1.97% (which includes both income and price change) after all expenses. The Fund's total return compared favorably with the average total return of +1.77% for the 40 North Carolina Municipal Debt Funds ranked by Lipper Analytical Services, Inc. for the same period. The net asset value of the Fund on February 28, 1999 was $11.01 and the tax-free dividend income paid during the period was $0.22 per share.

The Fund remains invested in a well-diversified portfolio of high quality North Carolina municipal bonds with a current average maturity of about fourteen years. The portfolio's overall credit quality is AA+ as measured by Standard and Poor's Corporation quality ratings.

Although interest rates have spiked up recently, we expect interest rates to move in a downward trend over the balance of the year. This is based on our outlook for a healthy but moderating economy with little inflationary pressures. We continue to believe that inflation expectations manifested in bond yields remain too high and do not fully reflect the current low inflationary environment. Interest rates should continue to benefit from slowing economic activity in the U.S., a weakening in Europe's economy and economic contraction in Latin America. This combination should restrain exports and increase global competition. Coupled with the reduced borrowing demands of the Federal Government, this should allow interest rates to soften. Concerns over labor tightness thus far appear to be offset by increases in productivity. Although the resurgence of Asian economies appears to be underway, we do not expect this to overcome the softness we see elsewhere.

On a tax equivalent basis municipal bonds offer quite attractive returns relative to taxable bonds. In addition, bonds offer relative stability at a time when the stock markets appear overvalued by historical measures. We encourage investors to maintain a long-term outlook toward their investment in the Fund and to consider a plan of regular investment through dollar-cost averaging.

If you have questions about your specific account with the Fund, contact Shareholder Services at 800-841-0987. If you would like information on the Fund, including the current prospectus, please call us at 800-286-8038. Also, you can find the Fund's daily NAV quotation on market data terminals by using the Fund's ticker symbol which is: NCTFX.

We appreciate your continued trust and support and welcome your questions and comments.

Sincerely,

/s/ John B. Kuhns                   /s/ Jon L. Vannice
John B. Kuhns                       Jon L. Vannice

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 1999
                                   (Unaudited)

ASSETS:
      Investment securities, at value
           (amortized cost $13,264,760)(note 1)                      $13,819,280
      Interest receivable                                                211,547
      Receivable for capital shares sold                                     500
      Receivable from Advisor (note 3)                                     2,177
      Other assets                                                         5,050
                                                                     -----------
           TOTAL ASSETS                                               14,038,554
                                                                     -----------

LIABILITIES:
      Dividends payable                                                    2,910
      Payable for capital shares redeemed                                 50,000
      Payable to affiliates (note 3)                                       4,700
      Other accrued expenses and liabilities                               7,122
                                                                     -----------
           TOTAL LIABILITIES                                              64,732
                                                                     -----------

NET ASSETS                                                           $13,973,822
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital                                                      $13,410,762
Accumulated net realized gains from security transactions                  8,540
Net unrealized appreciation on investments                               554,520
                                                                     -----------
          NET ASSETS                                                 $13,973,822
                                                                     -----------

Shares of beneficial interest outstanding
     (unlimited number of shares authorized, no par value)             1,269,051
                                                                     ===========
Net asset value, offering price and
     redemption price per share (note 1)                             $     11.01
                                                                     ===========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                   For the Six Months Ended February 28, 1999
                                   (Unaudited)


INVESTMENT INCOME:
       Interest                                                       $ 316,506
                                                                      ---------

EXPENSES:
       Investment advisory fees (note 3)                                 22,786
       Accounting services fees (note 3)                                 12,000
       Administration fees (note 3)                                       9,797
       Transfer agent fees (note 3)                                       6,000
       Professional fees                                                  5,450
       Postage and supplies                                               3,918
       Trustees' fees and expenses                                        3,365
       Custodian fees                                                     3,348
       Insurance expense                                                  3,239
       Pricing expenses                                                   2,997
       Reports to shareholders                                            2,668
       Registration fees                                                  1,151
                                                                      ---------
            TOTAL EXPENSES                                               76,719
       Investment advisory fees waived (note 3)                         (21,381)
                                                                      ---------
            NET EXPENSES                                                 55,338
                                                                      ---------

NET INVESTMENT INCOME                                                   261,168
                                                                      ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
       Net realized gains from security transactions                      8,537
       Net decrease in unrealized appreciation on investments           (16,464)
                                                                      ---------
            NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS            (7,927)
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 253,241
                                                                      =========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

           For the Periods Ended February 28, 1999 and August 31, 1998

                                                                         SIX MONTHS ENDED
                                                                            FEBRUARY 28,     YEAR ENDED
                                                                                1999         AUGUST 31,
                                                                            (UNAUDITED)         1998
                                                                           ------------     ------------
FROM OPERATIONS:
      Net investment income                                                $    261,168     $    453,271
      Net realized gains from security transactions                               8,537          176,632
      Net increase (decrease) in unrealized appreciation on investments         (16,464)         324,337
                                                                           ------------     ------------
           NET INCREASE IN NET ASSETS FROM OPERATIONS                           253,241          954,240
                                                                           ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                               (261,168)        (453,271)
      From net realized gains from security transactions                       (115,531)              --
                                                                           ------------     ------------
           DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS           (376,699)        (453,271)
                                                                           ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                               2,255,690        3,362,112
      Net asset value of shares issued in
           reinvestment of distributions to shareholders                        347,529          365,561
      Payment for shares redeemed                                              (942,247)      (1,746,629)
                                                                           ------------     ------------
           NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         1,660,972        1,981,044
                                                                           ------------     ------------

TOTAL INCREASE IN NET ASSETS                                                  1,537,514        2,482,013

NET ASSETS:
      Beginning of period                                                    12,436,308        9,954,295
                                                                           ------------     ------------
      End of period                                                        $ 13,973,822     $ 12,436,308
                                                                           ============     ============


CAPITAL SHARE ACTIVITY:
      Shares sold                                                               203,085          309,619
      Shares issued in reinvestment of distributions to shareholders             31,325           33,523
      Shares redeemed                                                           (84,687)        (160,158)
                                                                           ------------     ------------
      Net increase in shares outstanding                                        149,723          182,984
      Shares outstanding, beginning of period                                 1,119,328          936,344
                                                                           ------------     ------------
      Shares outstanding, end of period                                       1,269,051        1,119,328
                                                                           ============     ============

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

                 Selected Per Share Data and Ratios for a Share
                       Outstanding Throughout Each Period

                                          SIX MONTHS ENDED
                                             FEBRUARY 28,    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                 1999        AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                             (UNAUDITED)        1998           1997           1996           1995           1994
                                             -----------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE AT BEGINNING OF PERIOD       $     11.11    $     10.63    $     10.32    $     10.36    $     10.02    $     10.40

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                          0.22           0.45           0.47           0.48           0.45           0.42
     Net realized and unrealized gains
        (losses) on investments                     0.00           0.48           0.31          (0.04)          0.34          (0.38)
                                             -----------    -----------    -----------    -----------    -----------    -----------
        TOTAL FROM INVESTMENT OPERATIONS            0.22           0.93           0.78           0.44           0.79           0.04
                                             -----------    -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                    (0.22)         (0.45)         (0.47)         (0.48)         (0.45)         (0.42)
     From net realized gains from
        security transactions                      (0.10)            --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
        TOTAL DISTRIBUTIONS                        (0.32)         (0.45)         (0.47)         (0.48)         (0.45)         (0.42)
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE AT END OF PERIOD             $     11.01    $     11.11    $     10.63    $     10.32    $     10.36    $     10.02
                                             ===========    ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                        1.97%          8.92%          7.71%          4.33%          8.16%          0.38%
                                             ===========    ===========    ===========    ===========    ===========    ===========

NET ASSETS AT END OF PERIOD                  $13,973,822    $12,436,308    $ 9,954,295    $ 6,400,507    $ 4,183,149    $ 3,929,053
                                             ===========    ===========    ===========    ===========    ===========    ===========

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before expense reimbursements
          and waived fees                          1.18%(a)       1.42%          1.68%          2.24%          2.76%          3.26%
     After expense reimbursements
          and waived fees (note 3)                 0.85%(a)       0.83%          0.85%          0.85%          0.85%          0.84%

RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                         4.01%(a)       4.15%          4.49%          4.60%          4.56%          4.09%

PORTFOLIO TURNOVER RATE                               8%(a)         36%            20%            10%            83%            23%

(a) Annualized.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1999
                                   (Unaudited)

                                                                   PRINCIPAL     INTEREST   MATURITY       VALUE
                                                                     AMOUNT        RATE       DATE        (NOTE 1)
                                                                   ---------      -------   --------    ------------
MUNICIPAL OBLIGATIONS - 97.8%
      Appalachian State University, North Carolina
          Utility System Revenue                                   $ 150,000       5.90%    05-15-08    $    167,166
      Asheville, North Carolina
          Water System Revenue                                       150,000       5.50%    08-01-11         162,728
      Buncombe County, North Carolina
          Solid Waste System Special Obligation Revenue              200,000       5.60%    03-01-11         216,538
      Buncombe County, North Carolina
          Certificate of Participation                               500,000       5.00%    12-01-12         512,945
      Cabarrus County, North Carolina
          General Obligation                                         250,000       5.40%    02-01-17         262,610
      Charlotte, North Carolina
          Law Enforcement Facilities Project Series A
          Certificate of Participation                               100,000       6.10%    12-01-15         110,282
      Charlotte, North Carolina
          Public Improvements                                        400,000       5.30%    04-01-08         430,108
      Charlotte, North Carolina
          Water & Sewer General Obligation                           400,000       5.60%    05-01-20         445,332
      Concord, North Carolina
          Utility System Revenue                                     500,000       5.00%    12-01-17         502,615
      Cumberland County, North Carolina
          General Obligation                                         400,000       4.90%    03-01-12         414,272
      Currituck County, North Carolina
          General Obligation                                         300,000       5.40%    04-01-14         316,443
      Duke University Hospital
          Community Hospital Revenue                                 500,000       5.25%    06-01-17         505,675
      Durham, North Carolina
          General Obligation Revenue                                 200,000       5.80%    02-01-12         220,432
      Fayetteville, North Carolina
          Public Works Revenue                                       500,000       5.10%    03-01-15         511,490
      Forsyth County, North Carolina
          General Obligation                                         300,000       4.75%    02-01-13         304,581
      Gaston County, North Carolina
          General Obligation                                         500,000       5.00%    03-01-17         505,935
      Gastonia, North Carolina
          Police Station Project Certificate of Participation        100,000       5.70%    08-01-15         107,107
      Gastonia, North Carolina
          Street Improvements General Obligation                     200,000       5.50%    05-01-13         215,898
      Gastonia, North Carolina
          Street Improvements General Obligation                     400,000       5.50%    05-01-16         425,280

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1999
                                   (Unaudited)

                                                                   PRINCIPAL     INTEREST   MATURITY       VALUE
                                                                     AMOUNT        RATE       DATE        (NOTE 1)
                                                                   ---------      -------   --------    ------------
MUNICIPAL OBLIGATIONS - 97.8% (Continued)
      Greensboro, North Carolina
          General Obligation Unlimited                             $ 500,000       5.00%    03-01-12    $    520,960
      Johnston County, North Carolina
          General Obligation                                         500,000       5.00%    05-01-18         502,420
      Lincolnton, North Carolina
          Enterprise System Revenue                                  200,000       5.38%    05-01-16         209,122
      Mecklenburg County, North Carolina
          Public Improvement General Obligation                      200,000       5.50%    04-01-11         215,910
      Morganton, North Carolina
          Water & Sewer General Obligation Revenue                   100,000       5.70%    06-01-14         107,708
      Morganton, North Carolina
          Water & Sewer General Obligation Revenue                   500,000       5.70%    06-01-13         540,765
      North Carolina Central University
          Housing System Revenue                                     200,000       5.80%    11-01-17         216,508
      North Carolina Housing Finance Agency
          Multifamily Series A Revenue                               100,000       5.80%    07-01-13         105,467
      North Carolina Housing Finance Agency
          Home Ownership Series 2-B Revenue                          500,000       5.10%    07-01-17         499,375
      North Carolina Municipal Power Agency -
          Number 1 - Catawba Electric Revenue                        100,000       6.00%    01-01-09         113,267
      North Carolina Municipal Power Agency -
          Number 1 - Catawba Electric Revenue                        100,000       5.75%    01-01-15         105,666
      North Carolina State
          Clean Water Series A General Obligation                    100,000       5.80%    06-01-16         109,135
      North Carolina State
          General Obligation                                         500,000       5.10%    06-01-10         534,240
      North Carolina State
          Series A General Obligation                                300,000       5.10%    03-01-07         321,372
      North Carolina State University
          Centennial Campus B Revenue                                500,000       5.13%    12-15-16         509,790
      Pitt County, North Carolina
          Memorial Hospital Revenue                                  100,000       5.50%    12-01-15         106,644
      Pitt County, North Carolina
          Memorial Hospital Revenue                                  500,000       5.25%    12-01-12         522,295
      Raleigh, North Carolina
          General Obligation                                         500,000       5.25%    06-01-13         529,580
      Union County, North Carolina
          Series B General Obligation                                100,000       5.30%    05-01-15         104,884
      University of North Carolina
          General Obligation Revenue                                 500,000       5.40%    05-15-09         524,135

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1999
                                   (Unaudited)

                                                                   PRINCIPAL     INTEREST   MATURITY       VALUE
                                                                     AMOUNT        RATE       DATE        (NOTE 1)
                                                                   ---------      -------   --------    ------------
MUNICIPAL OBLIGATIONS - 97.8% (Continued)
      Wake Forest University
          Finance Agency Revenue                                   $ 300,000       5.00%    11-01-17    $    301,458
      Winston-Salem, North Carolina
          General Obligation                                         100,000       5.50%    06-01-12         107,538
      Winston-Salem, North Carolina
          Water & Sewer System Revenue                               500,000       4.80%    06-01-10         515,970
                                                                                                        ------------

TOTAL MUNICIPAL OBLIGATIONS (AMORTIZED COST $13,107,126)                                                $ 13,661,646

CASH EQUIVALENTS - 1.1%
      Federated North Carolina Municipal Money Market Portfolio    $ 157,634                            $    157,634
                                                                                                        ------------
          (AMORTIZED COST $157,634)

TOTAL VALUE OF INVESTMENT SECURITIES (AMORTIZED COST $13,264,760 (A)) - 98.9%                           $ 13,819,280

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                                                                 154,542
                                                                                                        ------------

NET ASSETS - 100.0%                                                                                     $ 13,973,822
                                                                                                        ============

(a) As of February 28, 1999, the cost of investment securities for federal income tax purposes was the same as that shown for financial statement purposes. Net unrealized appreciation of $554,520 was comprised of gross unrealized appreciation and depreciation of $564,962 and $10,442, respectively.

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999
                                   (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a non-diversified, open-end series of the Albemarle Investment Trust (the Trust), a management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objective of the Fund is to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital, and to protect the value of the portfolio against the effects of inflation. The Fund invests in debt instruments of municipal issuers within the state of North Carolina. The issuers' abilities to meet their obligations may be affected by economic developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999
                                   (Unaudited)

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, the Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the six months ended February 28, 1999, the Fund has designated its distributions paid to shareholders from net investment income of $261,168 or $0.22 per share as exempt-interest dividends for federal income tax purposes.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $1,932,072 and $527,773, respectively, for the six months ended February 28, 1999.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the six months ended February 28, 1999, the Advisor waived $21,381 of its investment advisory fees.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999
                                   (Unaudited)

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 per month from the Fund. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING FEES
The Trust has adopted a Shareholder Servicing Plan (the Plan) pursuant to which the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by CFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the six months ended February 28, 1999, the Fund incurred no shareholder servicing expenses under the Plan.